Quarterly Holdings Report
for

Fidelity® Minnesota Municipal Income Fund

September 30, 2019

MNF-QTLY-1119
1.807736.115

Schedule of Investments September 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.5%
	Principal Amount	Value
Guam - 0.4%
Guam Int'l. Arpt. Auth. Rev. Series 2013 C, 6.25% 10/1/34 (a)	850,000	984,904
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/21 (FSA Insured)	1,100,000	1,173,733

TOTAL GUAM		2,158,637

Minnesota - 97.1%
Anoka-Hennepin Independent School District 11 Series 2014 A:
5% 2/1/23	$805,000	$895,772
5% 2/1/24	1,110,000	1,269,463
5% 2/1/25	1,015,000	1,161,241
5% 2/1/26	1,220,000	1,397,730
5% 2/1/27	1,285,000	1,473,381
5% 2/1/28	1,345,000	1,542,096
5% 2/1/29	1,415,000	1,624,448
5% 2/1/34	1,800,000	2,057,292
Chaska Elec. Rev. Series 2015 A:
5% 10/1/26	1,000,000	1,200,940
5% 10/1/27	1,665,000	1,990,391
5% 10/1/29	785,000	934,362
Chaska Independent School District #112 Gen. Oblig. (Minnesota School District Cr. Enhancement Prog.) Series 2016 A:
5% 2/1/30	1,400,000	1,692,446
5% 2/1/31	3,600,000	4,327,560
Cloquet Independent School District #94 Series 2015 B:
5% 2/1/28	3,030,000	3,592,307
5% 2/1/31	1,245,000	1,465,539
Ctr. City Health Care Facilities (Hazelden Betty Ford Foundation Proj.) Series 2014:
5% 11/1/23	775,000	873,317
5% 11/1/25	250,000	288,195
5% 11/1/26	500,000	574,210
5% 11/1/27	420,000	481,123
Dawson-Boyd Independent School District Series 2019 A:
4% 2/1/33	1,140,000	1,317,042
4% 2/1/36	1,360,000	1,557,622
4% 2/1/37	1,200,000	1,370,364
Duluth Econ. Dev. Auth. Health Care Facilities Rev. Series 2018 A:
5% 2/15/43	1,500,000	1,771,800
5% 2/15/48	3,000,000	3,528,120
5% 2/15/58	3,125,000	3,629,563
Duluth Gen. Oblig. Series 2016 A:
5% 2/1/30	1,235,000	1,497,969
5% 2/1/31	1,495,000	1,807,141
5% 2/1/32	2,130,000	2,567,119
Duluth Independent School District #709 Ctfs. of Prtn. Series 2019 B:
5% 2/1/20	365,000	369,028
5% 2/1/21	300,000	313,329
5% 2/1/22	320,000	344,720
5% 2/1/23	380,000	421,279
5% 2/1/24	400,000	455,840
5% 2/1/25	375,000	438,285
5% 2/1/26	395,000	472,345
5% 2/1/27	370,000	450,926
5% 2/1/28	350,000	434,364
Elk River Independent School District #728 Series 2019 A, 3% 2/1/33	2,925,000	3,052,442
Hennepin County Gen. Oblig.:
Series 2016 A:
5% 12/1/39	5,250,000	6,377,333
5% 12/1/40	7,200,000	8,729,568
Series 2016 B, 5% 12/1/31	1,135,000	1,404,472
Jordan Ind. School District:
Series 2014 A:
5% 2/1/28	960,000	1,071,571
5% 2/1/29 (Pre-Refunded to 2/1/29 @ 100)	1,000,000	1,119,160
5% 2/1/30 (Pre-Refunded to 2/1/30 @ 100)	1,245,000	1,392,059
Series A, 5% 2/1/28 (Pre-Refunded to 2/1/28 @ 100)	40,000	44,766
Maple Grove Health Care Sys. Rev.:
Series 2015:
4% 9/1/35	1,250,000	1,352,800
5% 9/1/25	180,000	213,577
5% 9/1/28	695,000	819,224
5% 9/1/30	1,500,000	1,757,790
5% 9/1/31	1,300,000	1,517,217
5% 9/1/32	1,000,000	1,163,120
Series 2017:
5% 5/1/26	1,355,000	1,630,688
5% 5/1/27	1,400,000	1,719,116
5% 5/1/28	2,915,000	3,552,423
5% 5/1/29	1,000,000	1,215,310
5% 5/1/30	850,000	1,029,104
5% 5/1/31	510,000	614,270
5% 5/1/32	500,000	599,515
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev.:
(Allina Health Sys. Proj.) Series 2017 A:
5% 11/15/27	1,250,000	1,553,075
5% 11/15/28	2,730,000	3,386,865
5% 11/15/29	1,040,000	1,284,930
(Children's Health Care Proj.):
Series 1995 B, 5% 8/15/25 (FSA Insured)	3,000,000	3,085,290
Series 2010 A, 5.25% 8/15/25	1,000,000	1,031,280
(Children's Hospitals and Clinics Proj.) Series 2004 A1, 5% 8/15/34 (FSA Insured)	500,000	513,600
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev.:
Series 2012 B:
5% 1/1/26	1,250,000	1,351,250
5% 1/1/27	1,500,000	1,619,415
Series 2014 A:
5% 1/1/26	3,015,000	3,464,295
5% 1/1/28	4,000,000	4,576,480
5% 1/1/29	2,150,000	2,455,085
5% 1/1/30	2,000,000	2,277,620
5% 1/1/31	6,020,000	6,837,034
Series 2016 A:
5% 1/1/30	4,000,000	4,920,840
5% 1/1/31	2,350,000	2,879,831
5% 1/1/32	2,900,000	3,541,770
Series 2016 C, 5% 1/1/46	4,770,000	5,671,673
Series 2016 D:
5% 1/1/23 (a)	670,000	742,601
5% 1/1/27 (a)	350,000	427,172
5% 1/1/28 (a)	430,000	522,437
5% 1/1/29 (a)	225,000	272,594
5% 1/1/30 (a)	475,000	573,164
5% 1/1/31 (a)	200,000	240,254
5% 1/1/32 (a)	200,000	239,294
5% 1/1/33 (a)	220,000	262,563
5% 1/1/34 (a)	225,000	268,002
5% 1/1/35 (a)	225,000	267,316
5% 1/1/36 (a)	220,000	260,773
5% 1/1/37 (a)	250,000	295,613
5% 1/1/41 (a)	725,000	849,918
Minneapolis Health Care Sys. Rev.:
Series 2015 A:
5% 11/15/27 (FSA Insured)	850,000	1,018,572
5% 11/15/28	1,380,000	1,646,326
5% 11/15/29	1,000,000	1,189,580
5% 11/15/30	1,000,000	1,185,580
5% 11/15/31	3,665,000	4,332,067
5% 11/15/32	2,200,000	2,594,526
Series 2018 A:
5% 11/15/35	2,500,000	3,100,500
5% 11/15/36	2,500,000	3,091,850
Minneapolis Spl. School District:
(MN SD Cr. Enhancement Prog.):
Series 2017 B, 5% 2/1/29	2,590,000	3,306,705
Series 2018 A, 5% 2/1/33	1,000,000	1,255,370
Series 2018 B, 5% 2/1/33	3,190,000	4,004,630
Series 2017 A, 4% 2/1/33	1,415,000	1,635,924
Series 2017 B:
4% 2/1/33	2,595,000	3,000,157
4% 2/1/34	2,595,000	2,993,047
Minneapolis Spl. School District #1 Ctfs. of Prtn. Series 2016 C, 5% 2/1/31	1,915,000	2,358,131
Minnesota Agric. & Econ. Dev. Board Rev. (Essentia Health Obligated Group Proj.) Series 2008 C1, 5% 2/15/30 (Assured Guaranty Corp. Insured)	3,750,000	3,791,775
Minnesota Ctfs. Prtn. (Minnesota Gen. Oblig. Proj.) Series 2014, 5% 6/1/39	2,445,000	2,811,506
Minnesota Gen. Oblig.:
Series 2010 D:
5% 8/1/21 (Pre-Refunded to 8/1/20 @ 100)	15,000	15,459
5% 8/1/22 (Pre-Refunded to 8/1/20 @ 100)	70,000	72,143
5% 8/1/23	9,855,000	10,155,873
5% 8/1/23 (Pre-Refunded to 8/1/20 @ 100)	145,000	149,440
Series 2011 B:
5% 10/1/24	2,500,000	2,682,925
5% 10/1/30	3,000,000	3,210,900
Series 2013 A, 5% 8/1/25	3,780,000	4,302,283
Series 2015 A, 5% 8/1/33	1,900,000	2,265,997
Series 2017 A:
5% 10/1/31	5,000,000	6,303,250
5% 10/1/33	3,335,000	4,183,557
Series 2018 B, 4% 8/1/35	5,270,000	6,095,124
Series 2019 A, 5% 8/1/35	5,000,000	6,486,700
Minnesota Higher Ed. Facilities Auth. Rev.:
(College of St. Scholastica, Inc. Proj.) Series Seven-H, 5.25% 12/1/35	1,000,000	1,006,370
(Macalester College, MN Proj.) Series 2017:
5% 3/1/28	400,000	495,820
5% 3/1/30	500,000	617,185
(Univ. of St Thomas) Series 2017 A:
5% 10/1/27	500,000	630,025
5% 10/1/28	735,000	917,978
5% 10/1/29	750,000	932,798
5% 10/1/30	655,000	810,589
Series 2017 A, 4% 10/1/35	800,000	899,544
Series 2017:
5% 3/1/28	2,000,000	2,490,200
5% 3/1/31	1,000,000	1,234,290
5% 10/1/31	590,000	716,059
5% 3/1/34	530,000	647,384
5% 10/1/34	440,000	529,874
5% 10/1/35	555,000	666,655
Series 2018 A:
5% 10/1/34	1,140,000	1,363,235
5% 10/1/45	3,650,000	4,261,886
Series 2019:
3% 12/1/21	75,000	77,049
3% 12/1/22	100,000	103,790
3% 12/1/23	100,000	104,691
4% 12/1/24	100,000	110,411
4% 12/1/25	180,000	200,797
4% 12/1/26	190,000	214,248
4% 12/1/27	195,000	221,602
4% 12/1/28	240,000	275,431
4% 12/1/29	140,000	162,492
4% 12/1/30	150,000	172,589
4% 12/1/31	100,000	114,227
4% 12/1/32	100,000	113,248
4% 12/1/33	250,000	281,193
4% 12/1/34	225,000	251,971
4% 12/1/40	750,000	828,210
5% 10/1/29	400,000	514,340
5% 10/1/40	1,000,000	1,242,160
Series Eight-G, 5% 12/1/31	1,000,000	1,188,260
Series Eight-J:
5% 3/1/26	1,015,000	1,194,554
5% 3/1/27	500,000	586,750
Series Eight-L:
5% 4/1/28	920,000	1,110,560
5% 4/1/29	1,005,000	1,211,729
5% 4/1/35	500,000	591,315
Minnesota Hsg. Fin. Agcy.:
(Mtg. Backed Securities Pass Through Prog.) Series 2019 C, 3.15% 6/1/49	1,990,814	2,033,995
Series 2015 A:
5% 8/1/29	1,000,000	1,162,930
5% 8/1/30	1,000,000	1,161,400
5% 8/1/31	1,000,000	1,160,660
5% 8/1/32	1,000,000	1,159,830
5% 8/1/33	1,000,000	1,158,770
Series 2019 B, 4.25% 7/1/49	4,945,000	5,443,604
Minnesota Muni. Pwr. Agcy. Elec. Rev.:
Series 2014 A, 5% 10/1/26	830,000	971,299
Series 2014:
5% 10/1/26	630,000	737,251
5% 10/1/27	750,000	875,438
5% 10/1/30	1,000,000	1,164,350
Series 2016:
4% 10/1/41	1,000,000	1,101,240
5% 10/1/32	1,500,000	1,810,980
5% 10/1/33	400,000	482,688
5% 10/1/35	400,000	480,060
5% 10/1/36	1,000,000	1,197,640
5% 10/1/47	2,000,000	2,360,580
Minnesota Pub. Facilities Auth. Rev. Series 2016 A:
5% 3/1/29	5,000,000	6,095,600
5% 3/1/30	5,150,000	6,262,040
Minnesota State Colleges & Univs. Board of Trustees Rev. Series 2011 A, 5% 10/1/30	1,495,000	1,594,283
Minnesota State Gen. Fdg. Rev.:
Series 2012 B:
5% 3/1/27	12,840,000	13,936,793
5% 3/1/28	4,275,000	4,636,964
5% 3/1/29	2,250,000	2,437,155
Series 2014 A:
5% 6/1/27	5,000,000	5,666,100
5% 6/1/38	5,000,000	5,599,400
Moorhead Edl. Facilities Rev. (The Concordia College Corp. Proj.) Series 2016, 5% 12/1/25	2,500,000	2,808,225
Mounds View Independent School District #621 Series 2018 A, 5% 2/1/29	6,840,000	8,517,510
North Branch Independent School District #138 Series 2017 A, 4% 2/1/29	2,015,000	2,336,151
Northern Muni. Pwr. Agcy. Elec. Sys. Rev.:
Series 2013 A:
5% 1/1/23	850,000	945,251
5% 1/1/24	650,000	721,526
5% 1/1/25	975,000	1,079,998
5% 1/1/31	1,740,000	1,915,844
Series 2016:
5% 1/1/28	500,000	597,715
5% 1/1/29	620,000	738,922
5% 1/1/30	520,000	616,871
5% 1/1/31	350,000	413,343
Series 2017:
5% 1/1/29	460,000	561,485
5% 1/1/31	400,000	483,204
5% 1/1/33	475,000	567,255
5% 1/1/35	520,000	618,561
Rochester Elec. Util. Rev.:
Series 2013 B:
5% 12/1/26	570,000	650,359
5% 12/1/27	275,000	313,412
5% 12/1/28	275,000	312,458
5% 12/1/43	1,000,000	1,132,300
Series 2017 A:
5% 12/1/42	1,100,000	1,308,384
5% 12/1/47	1,000,000	1,186,220
Rochester Health Care Facilities Rev.:
(Mayo Clinic Proj.) Series 2008 E, 5% 11/15/38	4,000,000	4,074,400
(Olmsted Med. Ctr. Proj.) Series 2013:
5% 7/1/21	790,000	837,068
5% 7/1/22	350,000	382,543
5% 7/1/24	300,000	337,182
5% 7/1/27	245,000	273,565
5% 7/1/28	225,000	250,540
5% 7/1/33	1,225,000	1,341,681
Bonds (Mayo Foundation Proj.) Series C, 4.5%, tender 11/15/21 (b)	1,100,000	1,170,048
Series 2016 B:
5% 11/15/31	3,225,000	4,394,127
5% 11/15/35	4,000,000	5,699,040
Roseville Independent School District #623:
(Minnesota Gen. Oblig.) Series 2018 A, 5% 2/1/31	5,000,000	6,095,250
(MN School District Cr. Enhancement Prog.) Series 2018 A:
5% 2/1/26	2,400,000	2,900,352
5% 2/1/29	5,180,000	6,361,454
Saint Cloud Health Care Rev.:
Series 2014 B, 5% 5/1/22	1,950,000	2,124,720
Series 2016 A:
5% 5/1/29	1,000,000	1,205,120
5% 5/1/30	1,000,000	1,201,080
5% 5/1/31	1,000,000	1,196,950
5% 5/1/46	5,000,000	5,835,550
Series 2019, 5% 5/1/48	5,000,000	6,090,100
5.125% 5/1/30	310,000	316,377
Saint Paul Hsg. & Redev. Auth. Hosp. Rev. (HealthEast Care Sys. Proj.) Series 2015 A:
5% 11/15/27 (Pre-Refunded to 11/15/25 @ 100)	2,515,000	3,032,713
5% 11/15/30 (Pre-Refunded to 11/15/25 @ 100)	1,585,000	1,911,272
Saint Paul Sales Tax Rev. Series 2014 G:
5% 11/1/26	1,000,000	1,174,900
5% 11/1/28	1,000,000	1,171,290
Shakopee Health Care Facilities Rev. Series 2014:
5% 9/1/23	1,895,000	2,128,350
5% 9/1/24	1,000,000	1,150,740
5% 9/1/25	1,345,000	1,549,010
5% 9/1/26	1,575,000	1,809,880
5% 9/1/28	1,000,000	1,146,280
5% 9/1/34	1,065,000	1,194,866
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev.:
(Cap. Appreciation) Series 1994 A:
0% 1/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	14,670,000	14,414,440
0% 1/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,165,000	2,840,366
Series 2015 A:
5% 1/1/28	1,000,000	1,206,630
5% 1/1/34	1,695,000	2,007,626
5% 1/1/36	1,000,000	1,177,440
5% 1/1/41	1,000,000	1,166,670
Series 2019 A, 5% 1/1/34 (c)	1,230,000	1,587,106
St. Paul Hsg. & Redev. Auth. Health Care Facilities Rev.:
(Fairview Hsp & Hltcare Srv Sys. Proj.) 5% 11/15/47	7,350,000	8,741,723
Series 2015 A:
5% 7/1/29	5,000,000	5,863,400
5% 7/1/30	5,000,000	5,833,500
Series 2017 A:
5% 11/15/30	650,000	804,525
5% 11/15/31	845,000	1,041,860
5% 11/15/33	800,000	981,488
5% 11/15/34	665,000	813,521
Univ. of Minnesota Gen. Oblig.:
Series 2016:
5% 4/1/37	2,125,000	2,543,158
5% 4/1/41	6,000,000	7,126,500
Series 2017 A:
5% 9/1/33	5,025,000	6,270,848
5% 9/1/37	3,880,000	4,785,088
Series 2017 B, 5% 12/1/32	2,000,000	2,514,160
Series 2019 A, 5% 4/1/44	5,000,000	6,262,250
Univ. of Minnesota Spl. Purp. Rev.:
(Biomedical Science Research Facilities Fdg. Prog.) Series 2013 C, 5% 8/1/38	5,275,000	5,961,436
(State Supported Biomedical Science Research Facilities Fdg. Prog.) Series 2011 B, 5% 8/1/25	2,095,000	2,232,704
Virginia Independent School District #706 Series 2019 A, 5% 2/1/31	5,000,000	6,277,800
Wayzata Sr Hsg. Rev. Series 2019:
5% 8/1/49	500,000	550,200
5% 8/1/54	1,000,000	1,098,030
West Saint Paul Independent School District #197 (Minnesota School District Cr. Enhancement Prog.) Series 2018 A, 4% 2/1/41	2,400,000	2,662,104
Western Minnesota Muni. Pwr. Agcy. Pwr. Supply Rev.:
Series 2012 A:
5% 1/1/26	5,000,000	5,551,900
5% 1/1/27	2,150,000	2,385,877
5% 1/1/30	1,000,000	1,106,690
Series 2014 A:
5% 1/1/31	1,750,000	1,997,030
5% 1/1/35	1,595,000	1,813,260
5% 1/1/40	1,500,000	1,699,005
5% 1/1/46	11,270,000	12,729,578
Series 2015 A, 5% 1/1/31	1,820,000	2,187,385
Series 2018 A, 5% 1/1/49	2,000,000	2,447,760
White Bear Lake Minn Rev. (YMCA of Greater Twin Cities Proj.) Series 2018:
5% 6/1/28	1,000,000	1,244,500
5% 6/1/30	500,000	616,680
5% 6/1/31	700,000	859,628
5% 6/1/33	1,000,000	1,220,750
Wright County Ctfs. of Prtn. Series 2019 A:
5% 12/1/30	1,000,000	1,296,280
5% 12/1/31	1,000,000	1,290,310

TOTAL MINNESOTA		568,051,332

TOTAL MUNICIPAL BONDS
(Cost $539,483,769)		570,209,969

Municipal Notes - 1.2%
Minnesota - 1.2%
Bemidji IDR Series 2006, 1.82% 10/1/19, LOC U.S. Bank NA, Cincinnati, VRDN (a)(b)	1,770,000	$1,770,000
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (Allina Health Sys. Proj.) Series 2009 B2, 1.77% 10/1/19, LOC JPMorgan Chase Bank, VRDN (b)	5,265,000	5,265,000
TOTAL MUNICIPAL NOTES
(Cost $7,035,000)		7,035,000
TOTAL INVESTMENT IN SECURITIES - 98.7%
(Cost $546,518,769)		577,244,969
NET OTHER ASSETS (LIABILITIES) - 1.3%		4,274,821
NET ASSETS - 100%		$581,519,790

Security Type Abbreviations

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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